PREPAIDS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PREPAIDS AND OTHER CURRENT ASSETS
4.	PREPAIDS AND OTHER CURRENT ASSETS

The following table reflects the details of prepaids and other current assets at December 31:

	2025	2024	2023
Sales tax recoverable and other current assets	$208,888	$1,399,955	$57,200
Prepaid expenses	854,640	258,252	93,476
	$1,063,528	$1,658,207	$150,676